Credit Facilities - Schedule of Maturities of Long-Term Bank Borrowings (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Long-Term Bank Borrowings [Abstract]
Less than 1 year	$ 3,115,410	$ 391,178
1-3 years	594,723	121,088
3-5 years
Total	$ 3,710,133	$ 512,266